Consolidated Statements of Changes in Shareholders' Equity $ in Thousands	USD ($) shares	Issued and Outstanding Shares USD ($) shares	Additional paid-in capital USD ($)	Accumulated other comprehensive income (loss) USD ($)	Accumulated deficit USD ($)
Number of shares outstanding at beginning of period (in shares) at Mar. 31, 2019 | shares		83,752,210
Equity at beginning of period at Mar. 31, 2019	$ 196,666	$ 652,336	$ 4,278	$ 0	$ (459,948)
Net loss	(53,531)				(53,531)
Issuance of shares (in shares) | shares		4,695,000
Issuance of shares	130,933	$ 130,933
Share issuance costs	$ (6,315)	$ (6,315)
Exercise of stock options and vesting of share awards (in shares) | shares	1,469,127	1,470,303
Exercise of stock options and vesting of share awards	$ 3,546	$ 4,921	(1,375)
Stock-based compensation	8,870		8,870
Exercise of warrants (in shares) | shares		86,251
Share-based acquisition-related compensation	4,876	$ 4,876
Shares issued in connection with business combination (in shares) | shares		2,203,053
Shares issued in connection with business combination	65,364	$ 65,364
Other comprehensive income	(6,271)			(6,271)
Number of shares outstanding at end of period (in shares) at Mar. 31, 2020 | shares		92,206,817
Equity at end of the period at Mar. 31, 2020	344,138	$ 852,115	11,773	(6,271)	(513,479)
Net loss	(124,278)				(124,278)
Issuance of shares (in shares) | shares		19,756,196
Issuance of shares	952,534	$ 952,534
Share issuance costs	$ (44,702)	$ (44,702)
Exercise of stock options and vesting of share awards (in shares) | shares	2,951,034	3,038,643
Exercise of stock options and vesting of share awards	$ 21,008	$ 29,643	(8,635)
Stock-based compensation	32,739		32,739
Share-based acquisition-related compensation (in shares) | shares		194,042
Share-based acquisition-related compensation	4,518	$ 4,518
Shares issued in connection with business combination (in shares) | shares		13,332,817
Shares issued in connection with business combination	690,788	$ 690,788
Replacement awards issued in connection with business combination	40,432	40,432
Stock-based compensation impact from replacement awards issued in connection with business combination	1,120	$ 1,120
Other comprehensive income	15,986			15,986
Number of shares outstanding at end of period (in shares) at Mar. 31, 2021 | shares		128,528,515
Equity at end of the period at Mar. 31, 2021	$ 1,934,283	$ 2,526,448	$ 35,877	$ 9,715	$ (637,757)